Credit facility (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit facility [Member]
Disclosure Of Financial Instruments [Line Items]
Credit facility - Funds drawn	$ 46,180	$ 44,983